SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 17 - SUBSEQUENT EVENTS
On July 22, 2013, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2013 of $0.4425 per unit. The distribution is payable on August 13, 2013 to all holders of record of common and general partner units on August 8, 2013. The aggregate amount of the declared distribution is anticipated to be $29,936.